Annual Total Returns[BarChart] - SteelPath MLP Income - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.87%	0.89%	23.47%	3.01%	(34.48%)	32.55%	(9.89%)	(13.11%)	15.07%	(22.01%)